LINCOLN NATIONAL GROWTH AND INCOME FUND, INC.

        SUPPLEMENT DATED MAY 1, 2000 TO THE PROSPECTUS DATED MAY 1, 2000

     This supplement describes certain changes to the Prospectus for the Lincoln National Growth and Income Fund, Inc. ("the Fund"). The effective date of this change is May 1, 2000. The third, fourth and fifth paragraphs of the section titled "Investment Adviser and portfolio manager" on pages GI-3 and GI-4 are replaced in their entirety with the following:

     Vantage  is  responsible  for  the  day-to-day  management  of  the  fund's securities investments. Vantage, founded in 1979, is a U.S. domestic equity manager with over $9 billion in assets under management. Vantage began managing the Fund in 1985. Vantage's quantitative portfolio management team has primary responsibility for the day-to-day management of the Fund. Vantage's investment team makes all recommendations and decisions regarding the purchase and sale of individual securities.
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                LINCOLN NATIONAL SPECIAL OPPORTUNITIES FUND, INC.

        SUPPLEMENT DATED MAY 1, 2000 TO THE PROSPECTUS DATED MAY 1, 2000

     This supplement describes certain changes to the Prospectus for the Lincoln National Special Opportunities Fund, Inc. ("the Fund"). The effective date of this change is May 1, 2000. The second, third and fourth paragraphs of the section titled "Investment Adviser and portfolio manager" on page SO-4 are replaced in their entirety with the following:

     Vantage  is  responsible  for  the  day-to-day  management  of  the  fund's securities investments. Vantage, founded in 1979, is a U.S. domestic equity manager with over $9 billion in assets under management. Vantage began managing the Fund in 1985. Vantage's quantitative portfolio management team has primary responsibility for the day-to-day management of the Fund. Vantage's investment team makes all recommendations and decisions regarding the purchase and sale of individual securities.
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                  LINCOLN NATIONAL SOCIAL AWARENESS FUND, INC.

        SUPPLEMENT DATED MAY 1, 2000 TO THE PROSPECTUS DATED MAY 1, 2000

This supplement describes certain changes to the Prospectus for the Lincoln National Social Awareness Fund, Inc. ("the Fund"). The effective date of this change is May 1, 2000. The second and third paragraphs of the section titled "Investment Adviser and portfolio manager" on page SA-4 are replaced in their entirety with the following:

     Vantage  is  responsible  for  the  day-to-day  management  of  the  fund's securities investments. Vantage, founded in 1979, is a U.S. domestic equity manager with over $9 billion in assets under management. Vantage began managing the Fund in 1988. Vantage's quantitative portfolio management team has primary responsibility for the day-to-day management of the Fund. Vantage's investment team makes all recommendations and decisions regarding the purchase and sale of individual securities.
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                       LINCOLN NATIONAL MANAGED FUND, INC.

        SUPPLEMENT DATED MAY 1, 2000 TO THE PROSPECTUS DATED MAY 1, 2000

     This supplement describes certain changes to the Prospectus for the Lincoln National Managed Fund, Inc. ("the Fund"). The effective date of this change is May 1, 2000. The fourth, fifth, sixth, and seventh paragraphs of the section titled "Investment Adviser and portfolio manager" on page M-7 are replaced in their entirety with the following:

     Vantage is responsible for the day-to-day management of the fund's stock category of investments. Vantage, founded in 1979, is a U.S. domestic equity manager with over $9 billion in assets under management. Vantage began managing the Fund's stock category of investments in 1985. Vantage's quantitative portfolio management team has primary responsibility for the day-to-day management of the Fund. Vantage's investment team makes all recommendations and decisions regarding the purchase and sale of individual securities.